Document and Entity Information Document	Oct. 24, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	DELUXE CORPORATION
Entity Central Index Key	0000027996
Amendment Flag	false
Entity Incorporation, State or Country Code	MN
Entity File Number	1-7945
Entity Tax Identification Number	41-0216800
Entity Address, Address Line One	3680 Victoria St. N.
Entity Address, City or Town	Shoreview
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55126-2966
City Area Code	651
Local Phone Number	483-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	DLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false